Intangible assets and goodwill, net	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, net
9.	Intangible assets and goodwill, net

(a)	Intangible assets
The movement of intangible assets and amortization for the years ended December 31, 2022, 2021 and 2020, is as follows:

	2022									2021	2020
Description	Software	Software development	Present value of acquired in-force business (PVIF)	Relationship with clients	Brand	Database	Other intangible assets	Goodwill (b)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	1,041,398	215,863	137,900	—	—	—	82,337	430,646	1,908,144	1,748,222	1,553,949
Acquisition of Izipay, Note 1(d)	41,817	—	—	110,042	82,546	97,016	—	238,429	569,850	—	—
Additions and transfers	222,890	(3,177)	—	—	—	—	7,557	—	227,270	170,528	196,056
Disposals and write-offs, Note 21(a)	(298)	(6,266)	—	—	—	—	(214)	—	(6,778)	(10,606)	(1,783)

Balance as of December 31	1,305,807	206,420	137,900	110,042	82,546	97,016	89,680	669,075	2,698,486	1,908,144	1,748,222

Amortization
Balance as of January 1	(776,149)	—	(57,458)	—	—	—	(29,788)	—	(863,395)	(705,637)	(574,687)
Amortization of the year	(166,291)	—	(13,790)	(8,253)	—	(7,276)	(6,791)	—	(202,401)	(157,758)	(131,199)
Disposals and write-offs	298	—	—	—	—	—	214	—	512	—	249

Balance as of December 31	(942,142)	—	(71,248)	(8,253)	—	(7,276)	(36,365)	—	(1,065,284)	(863,395)	(705,637)

Net book value	363,665	206,420	66,652	101,789	82,546	89,740	53,315	669,075	1,633,202	1,044,749	1,042,585

Management
asse
sses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2022, 2021 and 2020.

(b)	Goodwill
Seguros Sura:
In 2017, IFS acquired 99.39 percent of Seguros Sura’s capital stock and 99.42 percent of Hipotecaria Sura’s capital stock. In March 2018, Interseguro merged with Seguro Sura, using the method of absorption, originating the transfer of all the assets and liabilities of Seguros Sura to the absorbing company and extinguishing without having to liquidate.
The goodwill resulting from the purchase of Seguros Sura and Hipotecaria Sura equivalent to S/430,646,000 represents the future synergies that are expected to arise from the combination of operations, distribution channels, workforce and other efficiencies not included in the intangible assets of the present value of acquired in-force
business.
The goodwill recorded by the Group has been allocated to the CGU (cash generated unit) comprised of the merged entity.
The recoverable amount for the CGU was determined based on the income approach, specifically the dividend discount model.
As of December 31, 2022 and 2021, the key assumptions used for the calculation of fair value are:

•	Perpetuity growth rate: 4.5%.

•	Discount rate: 12.5% (2022 and 2021)
10-year
cash flows and a perpetuity estimates were included in the dividend discount model. The estimated growth rates are based on the historical performance and the expectations of Management over the development of the market. Long-term perpetuity growth rate was determined based on reports from the sector.
The discount rate represents the assessment of the CGU specific risks. The discount rate was established considering the Company’s capital structure, the cost of capital coming from the benefits that the Group’s investors expect to obtain, from the specific risk incorporated by applying comparable individual beta factors adapted to the CGU’s debt structure and from the country and market specific risk premiums for the CGU. Beta factors are assessed on an annual basis using available market information.
The key assumptions described above can change if the market conditions and the economy change. As of December 31, 2022 and 2021, the Group estimates that the reasonableness of possible changes in these assumptions would not make the recoverable amount of the CGU decrease to an amount lower than its book value.

Izipay:
In April 2022, IFS acquired 50 percent of Izipay, through the method of step acquisitions, adjusting at fair value the previous participation held by IFS in Izipay through its Subsidiary Interbank (50 percent).
The goodwill resulting from the acquisition of Izipay, equivalent to S/ 238,429,000, represents the future synergies that are expected to arise from the combination of operations and other efficiencies not included in the intangibles of the current value of the ongoing business.
The goodwill recorded by the Group has been assigned to the CGU (cash-generating unit) consisting of the acquired entities, Izipay.
The recoverable amount for the CGU has been determined based on the method of discounted cash flows.
As of December 31, 2022, the key assumptions used for the calculation of the fair value are the following:

•	Perpetual growth rate: 3%

•	Discount rate: 13.65%
5-year
cash flows plus an estimation of the value at perpetuity were included in the model of discounted cash flows. The estimated growth rates are based on the historical performance and the expectations of Management over the market development. The long-term perpetual growth rate has been determined considering the upper target range of inflation established by the BCRP.
The discount rate represents the assessment of the CGU’s specific risks. The discount rate was originated considering the data obtained from market information sources.
The key assumptions described before can change if market conditions and the economy change. As of December 31, 2022, the Group estimates that the reasonableness of these possible changes in these assumptions would not originate that the recoverable amount of the CGU decreases below its book value.